Loans Receivable, Net - Activity in Allowance for Loan Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Restricted Assets
Beginning balance	¥ 2,556	$ 367	¥ 3,244	$ 466
Provisions	7,907	1,136	2,556	367
Reversal of allowance provided	(2,556)	(367)	(3,244)	(466)
Write off	(2,760)	(397)
Ending balance	¥ 5,147	$ 739	¥ 2,556	$ 367